Fees and Expenses	Sep. 30, 2025 USD ($)
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 68 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None	None	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	None	None
Other Expenses	0.15%	0.25%	0.35%	0.45%	0.35%	0.40%	0.35%	0.25%	0.15%(1)	0.15%(1)
Total Annual Fund Operating Expenses	0.53%	0.63%	0.73%	0.83%	0.98%	1.03%	1.23%	0.63%	0.53%	0.53%
Fee Waiver or Expense Reimbursement	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.09%)	(0.38%)

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	0.49%(2)	0.59%(2)	0.69%(2)	0.79%(2)	0.94%(2)	0.99%(2)	1.19%(2)	0.59%(2)	0.44%(2)	0.15%(3)
[2],[3],[4]
Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$50	$166	$292	$661
Class R5	$60	$198	$347	$783
Service Class	$70	$229	$402	$903
Administrative Class	$81	$261	$457	$1,022
Class R4	$96	$308	$538	$1,198
Class A	$522	$735	$966	$1,627
Class R3	$121	$386	$672	$1,485
Class Y	$60	$198	$347	$783
Class M1	$45	$161	$287	$656
Class M2	$15	$132	$258	$628

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	63.00%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 68 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None	None	None
[5]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Management Fees(1)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	None	None
Other Expenses(2)	0.05%	0.15%	0.25%	0.35%	0.25%	0.30%	0.25%	0.15%	0.05%(3)	0.05%(3)
Total Annual Fund Operating Expenses	0.35%	0.45%	0.55%	0.65%	0.80%	0.85%	1.05%	0.45%	0.35%	0.35%
Fee Waiver or Expense Reimbursement	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.16%)	(0.30%)

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	0.33%(4)	0.43%(4)	0.53%(4)	0.63%(4)	0.78%(4)	0.83%(4)	1.03%(4)	0.43%(4)	0.19%(4)	0.05%(5)
[6],[7],[8],[9],[10]
Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$34	$110	$195	$441
Class R5	$44	$142	$250	$565
Service Class	$54	$174	$305	$687
Administrative Class	$64	$206	$360	$809
Class R4	$80	$253	$442	$988
Class A	$506	$683	$874	$1,428
Class R3	$105	$332	$577	$1,281
Class Y	$44	$142	$250	$565
Class M1	$19	$96	$180	$427
Class M2	$5	$82	$166	$414

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Portfolio Turnover, Rate	149.00%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 68 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None	None	None
[11]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	None	None
Other Expenses	0.32%	0.42%	0.52%	0.62%	0.52%	0.57%	0.52%	0.42%	0.32%(1)	0.32%(1)
Total Annual Fund Operating Expenses	0.72%	0.82%	0.92%	1.02%	1.17%	1.22%	1.42%	0.82%	0.72%	0.72%
Fee Waiver or Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.18%)	(0.40%)

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class M1	Class M2
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	0.59%(2)	0.69%(2)	0.79%(2)	0.89%(2)	1.04%(2)	1.09%(2)	1.29%(2)	0.69%(2)	0.54%(2)	0.32%(3)
[12],[13],[14]
Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$217	$388	$882
Class R5	$70	$249	$442	$1,001
Service Class	$81	$280	$497	$1,119
Administrative Class	$91	$312	$551	$1,236
Class R4	$106	$359	$631	$1,409
Class A	$531	$783	$1,055	$1,829
Class R3	$131	$437	$764	$1,691
Class Y	$70	$249	$442	$1,001
Class M1	$55	$212	$383	$878
Class M2	$33	$190	$361	$857

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265% of the average value of its portfolio.

Portfolio Turnover, Rate	265.00%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 68 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None
[15]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.29%	0.34%	0.29%	0.19%
Total Annual Fund Operating Expenses	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%

Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$208	$362	$810
Class R5	$77	$240	$417	$930
Service Class	$87	$271	$471	$1,049
Administrative Class	$97	$303	$525	$1,166
Class R4	$112	$350	$606	$1,340
Class A	$661	$895	$1,148	$1,871
Class R3	$137	$428	$739	$1,624
Class Y	$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
MassMutual Premier Funds_Pro | MassMutual Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 68 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None
[16]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.18%	0.28%	0.38%	0.48%	0.38%	0.43%	0.38%	0.28%(1)
Total Annual Fund Operating Expenses	0.93%	1.03%	1.13%	1.23%	1.38%	1.43%	1.63%	1.03%
[17]
Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143
Class R5	$105	$328	$569	$1,259
Service Class	$115	$359	$622	$1,375
Administrative Class	$125	$390	$676	$1,489
Class R4	$140	$437	$755	$1,657
Class A	$688	$978	$1,289	$2,169
Class R3	$166	$514	$887	$1,933
Class Y	$105	$328	$569	$1,259

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A and Class L shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in  MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 43 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A and Class L shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class L(1)	Class C	Class M1	Class M2
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	2.50%	None	None	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(2)	None	None	1.00%(2)	1.00%(3)	None	None
[18],[19],[20]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C	Class M1	Class M2
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	0.25%	0.50%	None	None

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C	Class M1	Class M2
Other Expenses	0.23%	0.33%	0.43%	0.53%	0.43%	0.48%	0.43%	0.33%	0.28%	0.28%	0.23%(1)	0.23%(1)
Total Annual Fund Operating Expenses	0.58%	0.68%	0.78%	0.88%	1.03%	1.08%	1.28%	0.68%	0.88%	1.13%	0.58%	0.58%
Fee Waiver or Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.17%)	(0.12%)	(0.12%)	(0.17%)	(0.35%)
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	0.46%(2)	0.56%(2)	0.66%(2)	0.76%(2)	0.91%(2)	0.96%(2)	1.16%(2)	0.51%(2)	0.76%(2)	1.01%(2)	0.41%(2)	0.23%(3)
[21],[22],[23]
Expenses Deferred Charges [Text Block]	Purchases of Class L shares of the MML Barings Short-Duration Bond Fund made through a financial intermediary that had an agreement in place to sell Class A shares of the Barings Active Short Duration Bond Fund before the reorganization of Barings Active Short Duration Bond Fund into the MML Barings Short-Duration Bond Fund will not be subject to any front-end sales charge or contingent deferred sales charge.Applies only to certain redemptions of shares bought with no front-end sales charge. Class A and Class L shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A and Class L shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$47	$174	$312	$714
Class R5	$57	$205	$367	$835
Service Class	$67	$237	$421	$955
Administrative Class	$78	$269	$476	$1,073
Class R4	$93	$316	$557	$1,249
Class A	$345	$573	$819	$1,524
Class R3	$118	$394	$691	$1,535

	1 Year	3 Years	5 Years	10 Years
Class Y	$52	$200	$362	$830
Class L	$326	$512	$714	$1,296
Class C	$203	$347	$611	$1,364
Class M1	$42	$169	$307	$710
Class M2	$24	$151	$289	$692

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class C	$103	$347	$611	$1,364

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 43 of the Fund’s Prospectus or from your financial professional.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class C	Class M1	Class M2
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None	1.00%(2)	None	None
[24],[25]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Adminis- trative Class	Class R4	Class A	Class R3	Class Y	Class C	Class M1	Class M2
Management Fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	1.00%	None	None
Other Expenses	0.13%	0.23%	0.33%	0.43%	0.33%	0.38%	0.33%	0.18%	0.13%	0.13%(1)	0.13%(1)
Total Annual Fund Operating Expenses	0.60%	0.70%	0.80%	0.90%	1.05%	1.10%	1.30%	0.65%	1.60%	0.60%	0.60%
Fee Waiver or Expense Reimbursement	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.25%)	(0.47%)
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	0.55%(2)	0.65%(2)	0.75%(2)	0.85%(2)	1.00%(2)	1.05%(2)	1.25%(2)	0.60%(2)	1.55%(2)	0.35%(2)	0.13%(3)
[26],[27],[28]
Expenses Deferred Charges [Text Block]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$187	$330	$745
Class R5	$66	$219	$385	$866
Service Class	$77	$250	$439	$985
Administrative Class	$87	$282	$494	$1,103
Class R4	$102	$329	$575	$1,278
Class A	$528	$755	$1,001	$1,704
Class R3	$127	$407	$708	$1,563
Class Y	$61	$203	$357	$806
Class C	$258	$500	$866	$1,896
Class M1	$36	$167	$310	$726
Class M2	$13	$145	$288	$705

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class C	$158	$500	$866	$1,896

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	97.00%

[1]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[2]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, 0.59%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[3]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[4]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[5]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[6]
(2)	Other Expenses do not include approximately 0.01% of reorganization expenses related to the Fund’s completed reorganization with the MassMutual Total Return Bond Fund on September 15, 2025. If these expenses had been included, Other Expenses would be 0.06%, 0.16%, 0.26%, 0.36%, 0.26%, 0.31%, 0.26%, 0.16%, 0.06%, and 0.06% for Classes I, R5, Service, Administrative, R4, A, R3, Y, M1, and M2, respectively.

[7]
(3)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[8]
(4)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, 0.43%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[9]
(5)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[10]
(1)	Management Fees have been restated to reflect current fees.

[11]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[12]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, 0.69%, and 0.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[13]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[14]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[15]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[16]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[17]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[18]
(1)	Purchases of Class L shares of the MML Barings Short-Duration Bond Fund made through a financial intermediary that had an agreement in place to sell Class A shares of the Barings Active Short Duration Bond Fund before the reorganization of Barings Active Short Duration Bond Fund into the MML Barings Short-Duration Bond Fund will not be subject to any front-end sales charge or contingent deferred sales charge.

[19]
(2)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A and Class L shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[20]
(3)	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

[21]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[22]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, 1.01%, and 0.41% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[23]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[24]
(1)	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

[25]
(2)	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

[26]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[27]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, 1.54%, and 0.34% for Classes I, R5, Service, Administrative, R4, A, R3, Y, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[28]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.